Note 8 - Related Party Transactions (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 04, 2016	Aug. 31, 2015	Feb. 04, 2014	Aug. 31, 2015	Dec. 31, 2015	Jul. 31, 2014
Stock Issued During Period, Shares, New Issues	400,000
Stock Issued During Period, Value, New Issues					$ 13,060,880
Common Stock [Member]
Stock Issued During Period, Shares, New Issues					66,667
Stock Issued During Period, Value, New Issues					$ 667
Chief Executive Officer [Member] | Stock Conversion from Series A Convertible Stock to Exchange Units [Member]
Conversion of Stock, Shares Converted		250
Conversion of Stock, Shares Issued		2,778
Chief Executive Officer [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			52
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			19,231
Stock Issued During Period, Value, New Issues			$ 25,000
SOK Partners LLC [Member]
Ownership Percentage						10.00%
SOK Partners LLC [Member] | The Convertible Notes [Member]
Debt Instrument, Redemption Price, Percentage				140.00%
Repayments of Related Party Debt				$ 163,000